Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement
Fair Value Measurement

7.     Fair Value Measurement

The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	As of September 30, 2021
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Total Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents	$11,725	—	—	11,725
Liabilities:
Contingent consideration current	—	—	1,717	1,717
Contingent consideration non-current	—	—	—	—
Total contingent consideration	$—	$—	$1,717	$1,717

	As of December 31, 2020
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Tota1 Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents	$2,474	$—	$—	$2,474
Liabilities:
Contingent consideration current	—	—	1,198	1,198
Contingent consideration non-current	—	—	462	462
Total contingent consideration	$—	$—	$1,660	$1,660

Cash equivalents consisting of money market funds of $11.7 million and money market funds and time deposits of $2.5 million as of September 30, 2021 and December 31, 2020, respectively, were classified as Level 1 of the fair value hierarchy and valued using quoted market prices in active markets.

Contingent consideration relates to potential payments that the Company may be required to make associated with a business combination. To the extent that the valuations of these liabilities are based on inputs that are less observable or not observable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for measures categorized in Level 3.

Rollforward of the fair value measurements of the contingent consideration categorized with Level 3 inputs as of September 30, 2021 is as follows:

(in thousands)
Balance at January 1, 2021	$1,660
Fair value adjustments	57
Payments during the year	—
Balance at September 30, 2021	$1,717

The fair value of the component of contingent consideration related to achievement of revenue targets have been estimated using a Monte Carlo model to simulate future performance of the acquired business under a risk-neutral framework; significant assumptions include a risk-adjusted discount rate of 13.5% and revenue volatility of 29.0%. The fair value of the component of contingent consideration related to achievement of four technical milestones have been estimated using situation-based modeling, which considers the probability-weighted present value of the expected payout amount.

7. Fair Value Measurement

The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2020
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Total Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents:	$2,474	$—	$—	$2,474
Liabilities:
Contingent consideration current	—	—	1,198	1,198
Contingent consideration non‑current	—	—	462	462
Contingent consideration	$—	$—	$1,660	$1,660

	As of December 31, 2019
	Quoted Market
	Prices in Active		Significant
	Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Total Fair Value
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Measurements
Assets:
Cash equivalents:	$2,473	$—	$—	$2,473
Liabilities:
Contingent consideration current	—	—	2,014	2,014
Contingent consideration non‑current	—	—	1,196	1,196
Contingent consideration	$—	$—	$3,210	$3,210

Cash equivalents, consisting of money market funds and time deposits, of $2.5 million and $2.5 million as of December 31, 2020 and December 31, 2019, respectively, were classified as Level 1 of the fair value hierarchy and valued using quoted market prices in active markets.

Contingent consideration relates to potential payments that the Company may be required to make associated with a business combination. To the extent that the valuations of these liabilities are based on inputs that are less observable or not observable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for measures categorized in Level 3.

Rollforward of the fair value measurements of the contingent consideration categorized with Level 3 inputs for the years ended December 31, 2020 and December 31, 2019 is as follows:

Balance at January 1, 2019	$—
Fair value at date of acquisition	4,689
Fair value adjustments	(1,079)
Payments during the year	(601)
Accretion expense	201
Balance at December 31, 2019	$3,210
Fair value adjustments	(949)
Payments during the year	(601)
Balance at December 31, 2020	$1,660

The fair value of the component of contingent consideration related to achievement of revenue targets have been estimated using a Monte Carlo model to simulate future performance of the acquired business under a risk-neutral framework; significant assumptions include a risk-adjusted discount rate of 12.7% and revenue volatility of 30.0% for December 31, 2020 and a risk-adjusted discount rate of 14.8% and revenue volatility of 23.0% for December 31, 2019. The fair value of the component of contingent consideration related to achievement of four technical milestones have been estimated using situation-based modeling, which considers the probability-weighted present value of the expected payout amount.